Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Restatement of Previously Issued Condensed Consolidated Financial Statements

CONSOLIDATED BALANCE SHEET

	June 30, 2022
(in thousands)	As Previously Reported	Adjustments	As Revised
Assets
Current assets:
Cash and cash equivalents	$43,692	$1,066	$44,758
Restricted cash	6,600	(1,800)	4,800
Accounts receivable, net	38,192	(323)	37,869
Inventories	192,102	820	192,922
Prepaid expenses and other current assets	13,394	(1,530)	11,864
Total current assets	300,723	(1,767)	298,956
Property, plant, and equipment, net	236,100	2,619	238,719
Intangible assets, net	64,377	(1,280)	63,097
Total assets	$765,895	$(428)	$765,467
Liabilities, redeemable noncontrolling interest, and stockholders' equity
Current liabilities:
Accounts payable	$13,947	$(474)	$13,473
Accrued liabilities and other payables	24,204	2,793	26,997
Total current liabilities	197,275	2,319	199,594
Other long-term liabilities	6,491	564	7,055
Deferred tax liability	29,979	(654)	29,325
Total liabilities	413,506	2,229	415,735
Redeemable noncontrolling interest	1,663	(169)	1,494
Stockholders' equity:
Additional paid-in capital	377,897	(1,798)	376,099
Accumulated deficit	(571)	(521)	(1,092)
Total Vintage Wine Estates, Inc. stockholders' equity	351,292	(2,319)	348,973
Noncontrolling interests	(566)	(169)	(735)
Total stockholders' equity	350,726	(2,488)	348,238
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$765,895	$(428)	$765,467
Regarding the previously reported consolidated statement of operations for the year ended June 30, 2022, the following table presents the impact of certain immaterial out-of-period adjustments and reclassifications including but not limited to:

(i) $1.3 million adjustment to intangible assets, net and retained earnings due to impairment recognized in 2022;

(ii) $1.8 million adjustment to additional paid-in capital and selling, general, and administrative expenses due to overstatement of stock-based compensation expense arising from an incorrect service period used in expense recognition.

CONSOLIDATED STATEMENTS OF OPERATIONS

AND COMPREHENSIVE INCOME

	Year Ended June 30, 2022
(in thousands, except share and per share amounts)	As Previously Reported	Adjustments	As Revised
Net revenues
Wine, spirits and cider	$208,954	(935)	$208,019
Total net revenues	293,770	(935)	292,835
Cost of revenues
Wine, spirits and cider	151,117	(283)	150,834
Nonwine	52,698	390	53,088
Total cost of revenues	203,815	107	203,922
Gross profit	89,955	(1,042)	88,913
Selling, general, and administrative expenses	105,296	(8,318)	96,978
Amortization Expense	-	5,948	5,948
Impairment of intangible assets	-	1,281	1,281
Loss on sale of property, plant, and equipment	485	(119)	366
Gain on remeasurement of contingent consideration liabilities	(3,570)	155	(3,415)
Loss from operations	(7,922)	11	(7,911)
Other income
Net unrealized gain on interest rate swap agreements	22,950	(372)	22,578
Total other income, net	8,304	(372)	7,932
Income before provision for income taxes	382	(361)	21
Income tax provision	1,061	(338)	723
Net loss	(679)	(23)	(702)
Net loss attributable to the noncontrolling interests	(108)	(169)	(277)
Net loss attributable to Vintage Wine Estates, Inc.	(571)	146	(425)
Net loss allocable to common stockholders	$(571)	$146	$(425)
Net loss per share allocable to common stockholders
Basic	$(0.01)	$0.00	$(0.01)
Diluted	$(0.01)	$0.00	$(0.01)

The following table presents the impact of the adjustments and reclassifications discussed above on the consolidated cash flow statement for the year ended June 30, 2022:

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended June 30, 2022
(in thousands)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities
Net loss	$(679)	$(23)	$(702)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization expense	23,930	(23,930)	-
Depreciation expense	-	15,248	15,248
Amortization expense	-	6,343	6,343
Goodwill and intangible assets impairment expense	-	1,281	1,281
Amortization of deferred loan fees and line of credit fees	394	(394)	-
Amortization of label design fees	973	(973)	-
Stock-based compensation expense	6,915	(1,799)	5,116
Provision for doubtful accounts	(22)	(272)	(294)
Remeasurement of contingent consideration liabilities	(3,570)	155	(3,415)
Net unrealized gain on interest rate swap agreements	(22,950)	372	(22,578)
Provision for deferred income tax	981	(338)	643
Loss on disposition of assets	485	(119)	366
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable	(13,183)	595	(12,588)
Inventories	18,075	387	18,462
Prepaid expenses and other current assets	(4,656)	1,529	(3,127)
Other assets	(2,464)	(143)	(2,607)
Accounts payable	(7,795)	260	(7,535)
Accrued liabilities and other payables	(2,217)	2,514	297
Other	-	(836)	(836)
Net cash provided by operating activities	15,982	(143)	15,839
Cash flows from investing activities
Label design expenditures	(143)	143	-
Net cash used in investing activities	(98,505)	143	(98,362)
Cash flows from financing activities
Outstanding checks in excess of cash	1,759	(734)	1,025
Net cash provided by financing activities	9,136	(734)	8,402
Net change in cash, cash equivalents and restricted cash	(73,387)	(734)	(74,121)
Cash, cash equivalents and restricted cash, end of year	$50,292	$(734)	$49,558
Supplemental cash flow information
Noncash investing and financing activities:
Acquisition of assets under capital leases	$-	$(692)	$(692)

Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the consolidated statements of cash flows:

(in thousands)	June 30, 2023	June 30, 2022
Cash and cash equivalents	$18,233	$44,758
Restricted cash	-	4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statements of cash flows	$18,233	$49,558

In connection with the amended and restated loan and security agreement (see Note 11), the Company entered into a Deposit Control Agreement which required $4.8 million of the total cash received to be placed into a restricted cash collateral account, subject to release upon the completion of certain construction work and certificates of occupancy associated with the Hopland facility. In July 2022, the Deposit Control Agreement was terminated upon certification that the conditions related to the Hopland facility were satisfied and the underlying cash restrictions were lifted.

Summary of Estimated Useful Lives	Estimated useful lives are generally as follows:

Buildings and improvements	10 - 39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	7 - 10 years

Summary of Revenue by Segment and Region	The following table summarizes revenue by geographic region:

	September 30,
(in thousands)	2023	2022
United States	$72,825	$76,373
International	449	1,707
Total net revenue	$73,274	$78,080

The following tables summarize the revenue by region for the years ended June 30, 2023 and 2022:

	June 30,
(in thousands)	2023	2022
United States	$280,950	$286,414
International	2,278	6,421
Total net revenue	$283,228	$292,835

Summary of Disaggregation of Revenue

The following table provides a disaggregation of revenue based on the pattern of revenue recognition:

	September 30,
(in thousands)	2023	2022
Point in time	$61,497	$66,431
Over time	11,777	11,649
Total net revenue	$73,274	$78,080

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2023 and 2022:

	June 30,
(in thousands)	2023	2022
Point in time	$236,313	$252,742
Over time	46,915	40,093
Total net revenue	$283,228	$292,835

Schedule of Inventory

Inventory consists of the following:

(in thousands)	September 30, 2023	June 30, 2023
Bulk wine, spirits and cider	$78,873	$84,602
Bottled wine, spirits and cider	105,870	100,075
Bottling and packaging supplies	13,455	15,690
Nonwine inventory	1,204	996
Total inventories	$199,402	$201,363

Inventory consists of the following:

(in thousands)	June 30, 2023	June 30, 2022
Bulk wine, spirits and cider	$84,602	$88,978
Bottled wine, spirits and cider	100,075	86,785
Bottling and packaging supplies	15,690	16,328
Nonwine inventory	996	831
Total inventories	$201,363	$192,922

Schedules of Customer Concentration Risk

The following table summarizes customer concentration of net revenues:

	June 30, 2023	June 30, 2022
Revenue as a percent of total revenue
Customer A	18.6%	20.9%

The following table summarizes customer concentration of receivables:

	June 30, 2023	June 30, 2022
Receivables as a percent of total receivables
Customer A	39.5%	26.3%